Reverse Capitalization - Summary of Common Stock Issued During Merger (Parenthetical) (Detail) - Maven Topco [Member] - Reverse Capitalization [Member]	Apr. 20, 2021 shares
Schedule Of Common Stock Issued During Merger [Line Items]
Number of shares issued to legacy share holders towards conversion of common stock	79,587,346
Number of shares issued to legacy share holders towards conversion of Vested Rollover Incentive Securities	20,550,431